Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Jul. 21, 2015	Mar. 31, 2015
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 744,273		¥ 871,604
Less - Portion due within one year	187,668		159,517
Total	556,605		712,087
Unsecured loans, due 2015 to 2024, with interest rates ranging from 0.29% to 5.10% per annum
Debt Instrument [Line Items]
Long-term debt including current portion			425,437
Unsecured 1.57% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion			30,000
Unsecured 1.75% bonds, due 2015
Debt Instrument [Line Items]
Long-term debt including current portion			24,999
Unsecured 0.55% bonds, due 2016
Debt Instrument [Line Items]
Long-term debt including current portion	10,000		10,000
Unsecured 0.66% bonds, due 2017
Debt Instrument [Line Items]
Long-term debt including current portion	45,000		45,000
Unsecured 0.43% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	10,000		10,000
Unsecured 0.86% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	150,000		150,000
Unsecured 2.00% bonds, due 2018
Debt Instrument [Line Items]
Long-term debt including current portion	16,300		16,300
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion	50,000		50,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	10,000		10,000
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	120,000	¥ 120,000
Capital lease obligations and other, due 2015 to 2025
Debt Instrument [Line Items]
Long-term debt including current portion			66,880
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	11,875		12,988
Capital lease obligations and other, due 2016 to 2024
Debt Instrument [Line Items]
Long-term debt including current portion	43,248
Unsecured loans, due 2016 to 2024, with interest rates ranging from 0.27% to 5.47% per annum
Debt Instrument [Line Items]
Long-term debt including current portion	237,850
Secured 0.10% loans, due 2016 to 2019
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 40,000		¥ 20,000